(ICON)

Prudential
Municipal
Series Fund

North Carolina Series

SEMI
ANNUAL
REPORT
Feb. 28, 1998

(LOGO)

Prudential Municipal Series Fund
North Carolina Series

Performance At A Glance.
Municipal bond prices rose higher during the six months ended
February 28, 1998 as investors cheered the unusually subdued inflation in the U.S. but fretted over an economic crisis in Asia. Your Prudential Municipal Series Fund --
North Carolina
Series' Classes A and B shares returned more than the comparable fund (while Class C shares were competitive with the average) because we invested substantially in noncallable bonds that gained sharply as tax-exempt interest rates fell.

Cumulative Total Returns1
As of 2/28/98
             Six      One        Five
Ten               Since
            Months    Year       Years
Years            Inception2
Class A     5.20%     9.04%   31.63% (31.41)
N/A                77.17%  (76.87)
Class B     4.99      8.61    29.15  (28.92)
94.28%  (93.61)   156.99  (153.00)
Class C     4.85      8.33    N/A
N/A                25.09   (24.87)
Lipper NC
Muni Avg.3  4.88      8.89    32.16
102.48                  ***

Average Annual Total Returns1
As of 3/31/98
             One       Five             Ten
Since
             Year      Years           Years
Inception2
Class A      7.52%   5.37% (5.34)    N/A
6.86% (6.84)
Class B      5.50    5.44  (5.40)   7.08%  (7.04)
7.47  (7.34)
Class C      9.22    N/A             N/A
6.34  (6.29)

Distributions & Yields
As of 2/28/98

Taxable Equivalent Yield4
         Total Distributions      30-Day
At Tax Rates Of
          Paid for Six Mos.     SEC Yield
36%           39.6%
Class A        $0.28              3.90%
6.61%          7.00%
Class B        $0.26              3.62
6.13           6.50
Class C        $0.24              3.38
5.72           6.07

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Investments Fund Management and Lipper Analytical
Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Series charges a maximum front-end sales load of 3% for Class A shares and a six-year declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%
and 1% for Class B shares. Class C shares have a 1% CDSC for one year. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses
( ). Class B shares automatically convert to Class
A shares on
a quarterly basis, after approximately seven years.

2Inception dates: Class A, 1/22/90; Class B,
2/13/85; and Class
C, 8/1/94.

3The Lipper North Carolina Municipal Bond fund average are for all funds in each share class for the six-month, 1-
, 5-, and
10-year categories.

4Taxable equivalent yields reflect federal and applicable state tax rates.

***The Lipper Since Inception category return for
Class A shares
is 76.80%; for Class B is 181.15% and for Class C is 28.42% for
all funds in each share class.

How Investments Compared.
(As of 2/28/98)
(GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors have
received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities.
This
investment provides income that is usually exempt from federal and state income taxes.

U.S. Tax-Exempt Money Funds attempt to preserve a constant share value and provide tax-free income; they don't fluctuate much in price but their returns are generally among the lowest of the major investment categories.

*18 years for Tax-Exempt Money Funds.

James M. Murphy, Fund Manager            (PICTURE)

Portfolio
Manager's Report

The Series invests in carefully selected, long-term municipal bonds that offer a high level of current income exempt form
North Carolina state and federal income taxes, consistent with preservation of capital. Certain shareholders may be subject to the alternative minimum tax, however. There can be no assurance that the Series will achieve its investment objective.

Is Inflation Conquered?

Inflation inched up a mere 1.7% in 1997 and will likely remain tame this year as U.S. companies face increased competition from cheaper Asian imports. This is good news for bondholders because inflation hurts the value of their bonds' fixed interest and principal payments.

Strategy Session.

Asian Contagion
Lifts Muni Bonds.

North Carolina remains among that select group of states whose general obligation bonds garner a AAA rating. An expanding and diversifying economy as well as conservative financial operations are among the factors that earn the Tarheel state the top credit rating.

On the opposite side of the globe, however, economic turbulence engulfed Asian markets as a series of financial shocks, caused by imprudent lending practices by major financial institutions, shook the region. Investors began selling Asian stocks and emerging market bonds and sought refuge in U.S.
Treasury
securities. The ensuing rally in Treasuries spilled over into the municipal securities market, driving tax-exempt bond prices higher and yields lower. Investors also bid up municipal bonds believing that Asian difficulties would help keep a lid on inflation in the U.S., protecting the value of their fixed income investments.

By mid-January,  the Bond Buyer Revenue Bond
Index, a widely
watched gauge of tax-exempt yields, reached a record low of
5.25%. This occurred during the same week that the 30-year
Treasury bond yield sank to 5.66%, its lowest point since regular sales of the securities began in 1977. Cash poured into U.S.
Treasuries as investors fretted over the failure of Hong
Kong's largest investment bank. Thus, developments in Asia indirectly aided municipal bonds by boosting U.S.
Treasury
bond prices.

During the reporting period, noncallable municipal bonds comprised as much as 23% of your Series' total investments.
Emphasizing these bonds worked well as noncallable bond prices climb very rapidly when interest rates decline because the bonds cannot be retired early.

Portfolio Composition.
Expressed as a percentage of
total investments as of 2/28/98.
(PIE CHART)

What Went Well.
A Win-Win Situation.

Besides our emphasis on noncallable bonds, your
Series' performance
was enhanced when some of its Charlotte-
Mecklenberg Hospital
Authority bonds were pre-refunded. This means the
authority
issued new bonds whose proceeds would be used to
retire the
older bonds before their maturity date.  Until
then, proceeds
from the new bonds were invested in direct U.S.
guaranteed
obligations held in an escrow fund.   Prices of
the older
Charlotte-Mecklenberg Hospital bonds surged because they were now backed by direct U.S. guaranteed obligations and have virtually no credit risk. Of course, this sharp price appreciation benefited your Series, while pre-refunding the older bonds at recent low interest rates reduced the Authority's interest payment expense. That is why we consider this a "win-win" situation.

Low Call Risk,
Higher Yield.

A major concern when investing in single-family housing bonds is that they may be called prior to maturity if interest rates decline and homeowners refinance the underlying mortgages.
When the North
Carolina State Housing Finance Agency issued bonds in early November, long-term interest rates were already reasonably low so we purchased these bonds believing that they stand less chance of being retired early. The bonds, which are subject to the federal alternative minimum tax, also provide an attractive yield.

Five Largest Issuers.
12.1%  NC Eastern Municipal
       Power Agency
8.7%   NC Municipal
       Power Agency
5.6%   NC Medical Care
       Hospital Project
5.3%   NC Housing Finance
       Agency
5.1%   Charlotte Water
       & Sewer

Expressed as a percentage of net assets
as of 2/28/98.

Credit Quality.
Expressed as a percentage of
total investments as of 2/28/98.
(PIE CHART)

And Not So Well.

Higher Yields
Were Scarce.

Although we welcome the generally high credit quality of bonds in North Carolina, it does present a challenge because lower credit quality bonds that offer higher yields are often difficult to find. A growing number of new tax-exempt bonds come with insured interest and principal payments so they are rated AAA. As a result, your Series had to get along with fewer higher yielding bonds than we preferred.

Looking Ahead.
The U.S. economic expansion remained firmly on
track in the first two months of the year as about
600,000
new jobs were created and the unemployment rate edged down to 4.6%. While the economy got off to a good start, growth may decelerate because demand for U.S. exports is already dwindling in Asian countries such as Indonesia.
This
slackening supports our belief that U.S. monetary policy will stay unchanged in the near future as the economy gradually loses steam and inflation remains subdued.
Although this scenario will likely benefit the bond market, we plan to keep your Series' duration more in line with its competition while we monitor the situation and hunt for bonds with hefty yields.

President's Letter
April 3, 1998
(PICTURE)

Investing Smart.

Dear Shareholder:
This is the season when many investors receive income tax refunds or have a CD or two maturing. What will you do with these assets? Investing smart can be a challenge especially given today's new investment choices.

The Federal Taxpayer Relief Act of 1997 is changing the way
Americans invest and accumulate wealth, save for college or build a nest egg for retirement. While the law offers opportunity, it is also complex. You may need help to put things in perspective.

Now may be an excellent time for you and your Prudential
Financial Professional to update your investment strategy and retirement plan. A wise investor does so periodically.
You could find the tax law opening doors that may benefit you now or over the long term, such as --

--   Revised Capital Gains Tax Rates & Exclusions.
Long-term
rates are down. Is your portfolio positioned to benefit? Also, new rules allow you to keep more of the profit from the sale of your home (perhaps up to $500,000 more).

--   New Roth IRAs. The Roth IRA features tax-free
distributions
and does not require mandatory withdrawals, which should be of particular interest to retirees seeking to shelter assets in a tax-free account.

--   New Education IRAs. Similar to a traditional
IRA, but
specifically designed for higher education. The new law also creates credits and deductions to help defray college costs.

--   Expanded IRAs. Rules governing traditional
IRAs have been
extensively revised. Deductibility and
contribution limits
have been broadened as has the list for penalty-free early withdrawals, including first-time home buyers.

As you can see, what you don't know may cost you!
That's why
I recommend you call your Prudential Financial
Professional
and get a free investment plan checkup. Let us give you the information and tools to invest smart.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments as
of February 28, 1998                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                           NORTH
CAROLINA SERIES
--------------------------------------------------
------------------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating         Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
LONG-TERM INVESTMENTS--98.4%
--------------------------------------------------
--------------------------------------------------
--------------------------
Asheville Hsg. Auth. Multifam. Rev., Woodridge
Apts.,
   G.N.M.A., A.M.T.
AAA(d)        5.70%      11/20/19   $    750
$   760,823
Buncombe Cnty., Pub. Impvt. Bonds
Aa            6.90        3/01/09      1,000
(f)(g)   1,050,900
Centennial Auth. Hotel Tax Rev., Arena Proj.,
F.S.A.                Aaa           5.125
9/01/19        500          494,535
Charlotte Mecklenberg Hosp.,
   Hlth. Care Sys. Rev.
AA(d)         6.25        1/01/20        430 (f)
469,904
   Hlth. Care Sys. Rev.
Aa3           6.25        1/01/20        320
345,056
   Hlth. Care Sys. Rev.
Aa3           5.875       1/15/26      1,000
1,059,520
Charlotte Spec. Fac. Rev., US Airways, A.M.T.
NR            5.60        7/01/27        480 (e)
475,181
Charlotte Wtr. & Swr.
Aaa           6.20        6/01/17      1,500 (f)
1,649,610
Charlotte Wtr. & Swr.
Aaa           5.90        2/01/19      1,000 (g)
1,072,830
City of Greensboro, Enterprise Sys. Rev., Ser. A
A1            5.30        6/01/15      1,000
1,025,070
Columbus Ind. Fac. & Poll. Fin. Auth., Intl. Paper
Co. Proj.,
   A.M.T.
A3            6.15        4/01/21      1,000
1,073,160
Concord Util. Sys. Rev., M.B.I.A.
Aaa           5.50       12/01/14      1,000 (g)
1,053,170
Durham Cnty., Pub. Impvt.
Aaa           4.60        5/01/04        500 (g)
513,220
Fayetteville, Cert. of Part., San. Swr. & Pub.
Impvt.,
   A.M.B.A.C.
Aaa           6.875      12/01/08      1,000 (f)
1,071,740
Guam Airport Auth. Rev., Ser. B, A.M.T.
BBB(d)        6.60       10/01/10      1,000
1,096,470
Guam Pwr. Auth. Rev.,
   Ser. 1994
BBB(d)        6.625      10/01/14        250
277,520
   Ser. A
BBB(d)        6.75       10/01/24        525
586,451
Haywood Cnty., Ind. Facs. & Poll. Ctrl. Fin.
Auth., Env.
   Impvt. Rev., Champion Int'l. Corp. Proj., Ser.
A                 Baa1          5.75
12/01/25      1,000        1,042,530
Lenoir Hsg. Auth. Mtge. Rev., Caldwell Garden Apt.
Proj., Ser.
   A, G.N.M.A.
AAA(d)        5.70        8/20/24      1,000
1,027,130
Lincoln Cnty., Gen. Oblig., Ref., F.G.I.C.
Aaa           5.10        6/01/09      1,170
1,222,287
Martin Cnty. Ind. Facs. & Poll. Ctrl. Fin. Auth.
Rev.,
   Weyerhaueser Co. Proj.
A2            8.50        6/15/99        200
211,776
New Hanover Cnty. Hosp. Rev., Regl. Med. Ctr.
Proj.,
   A.M.B.A.C.
AAA           5.75       10/01/26      1,000
1,061,050
No. Carolina Eastn. Mun. Pwr. Agcy.,
   Pwr. Sys. Rev., Ser. A, E.T.M.
Aaa           6.50        1/01/18      1,995
2,374,329
   Pwr. Sys. Rev., Ser. A
Baa1          6.40        1/01/21      1,000
1,057,670
   Pwr. Sys. Rev., Ser. B
Aaa           6.00        1/01/26        650 (f)
734,604
   Pwr. Sys. Rev., A.M.B.A.C.
Aaa           6.00        1/01/18      1,000
1,116,780
   Pwr. Sys. Rev., M.B.I.A.
Aaa           6.50        1/01/18      1,005
1,184,121

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as
of February 28, 1998                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                           NORTH
CAROLINA SERIES
--------------------------------------------------
------------------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating         Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
No. Carolina Hsg. Fin. Agcy.,
   Sngl. Fam. Mtge. Rev., A.M.T.
Aa2           5.70%       9/01/26   $  1,500
$ 1,539,495
   Sngl. Fam. Mtge. Rev., Ser. G, A.M.T.
Aa2           5.25        3/01/17        750
744,653
   Sngl. Fam. Mtge. Rev., Ser. H, A.M.T.
Aa2           6.20        3/01/18        500
527,060
No. Carolina Med. Care Comn.,
   Hlth. Care Facs. Rev., Stanley Mem. Hosp. Proj.
Baa1          7.80       10/01/19        650 (f)
702,488
   Hosp. Rev., Annie Pen Mem. Hosp. Proj.
Baa3          7.50        8/15/21      1,000
1,099,480
   Hosp. Rev., Rex Hosp. Proj.
A1            6.25        6/01/17      1,750
1,884,523
No. Carolina Mun. Pwr. Agcy.,
   No. 1 Catawba Elec. Rev., A.M.B.A.C.
Aaa           5.25        1/01/09      1,000
1,059,330
   No. 1 Catawba Elec. Rev., M.B.I.A.
Aaa           6.00        1/01/10      1,250
1,407,137
   No. 1 Catawba Elec. Rev., M.B.I.A.
Aaa           6.72        1/01/12      2,000
(c)(g)   2,175,000
Northern Hosp. Dist. Surry Cnty., Hlth. Care Facs.
Rev.             Ba1           7.875      10/01/21
1,500        1,646,805
Pitt Cnty., Cert. of Part., Pub. Facs., Ser. A,
M.B.I.A.            Aaa           5.55
4/01/12      1,500        1,596,630
Pitt Cnty., Cert. of Part., Pub. Facs., Ser. B,
M.B.I.A.            Aaa           5.40
4/01/08        700          751,219
Pitt Cnty., Rev., Pitt Cnty. Mem. Hosp.
Aa3           5.25       12/01/21      1,500
1,500,660
Puerto Rico Comnwlth.,
   Gen. Oblig.
Baa1        Zero          7/01/15        900
378,936
   Gen. Oblig.
Baa1          6.45        7/01/17        500 (f)
566,320
   Gen. Oblig., Ser. A, M.B.I.A.
Aaa           6.25        7/01/10      1,240
1,348,723
Puerto Rico Elec. Pwr. Auth. Rev., Ser. S,
M.B.I.A.                 Aaa           6.125
7/01/09      1,000        1,151,730
Puerto Rico Ind. Med. & Environ. Poll. Ctrl.
Facs., Upjohn Co.
   Auth. Rev.
Aa3           7.50       12/01/23        500
529,455
Puerto Rico Ind. Tourist Ed., Mennonite Gen.
Hosp., Ser. A          BBB-(d)       5.625
7/01/17        500          513,405
Puerto Rico Tel. Auth. Rev., Ser. I, M.B.I.A.
Aaa           6.87        1/25/07      1,000 (c)
1,108,750
Union Cnty. Wtr. & Swr., Solid Waste Rev.
A1            6.50        4/01/07        850 (f)
925,497
University of No. Carolina, Chapel Hill Hosp. Rev.
Aa2         Zero          8/01/19      2,715
915,145
Virgin Islands Terr., Hugo Ins. Claims Fund Proj.,
Ser. 91          NR            7.75       10/01/06
365          406,935
Wake Cnty. Hosp. Rev., E.T.M., M.B.I.A.
Aaa           5.125      10/01/26        500
503,350
Wilmington No. Carolina, Ser. B, F.G.I.C.
Aaa           5.00        4/01/10        850
889,270
Winston Salem Sngl. Fam. Mtge. Rev., A.M.T.
A1            8.00        9/01/07        340
354,300
Winston Salem Wtr. & Swr. Sys. Rev., Ser. B
Aa            5.70        6/01/17      1,000
1,055,090

-----------
Total long-term investments (cost $48,491,424)
$52,388,823

-----------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as
of February 28, 1998                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                           NORTH
CAROLINA SERIES
--------------------------------------------------
------------------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating         Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
SHORT-TERM INVESTMENTS--1.5%
Halifax Cnty. Ind. Facs. & Poll. Ctrl.,
Westmoreland L.G. & E.
   Partners, Ser. 93, F.R.D.D., A.M.T.
A-1+(d)       3.80%       3/02/98   $    700
$   700,000
Raleigh Durham Arpt. Auth., Spec. Facs. Rev.,
American
   Airlines
   Ser. 95A-1
A-1+(d)       3.65        3/02/98        100
100,000

-----------
Total short-term investments
   (cost $800,000)
800,000

-----------
Total Investments--99.9%
(cost $49,291,424; Note 4)
53,188,823
Other assets in excess of liabilities--0.1%
75,380

-----------
Net Assets--100%
$53,264,203

-----------

-----------

---------------
(a) The following abbreviations are used in
portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
    A.M.T.--Alternative Minimum Tax.
    E.T.M.--Escrowed to Maturity.
    F.G.I.C.--Financial Guaranty Insurance
Company.
    F.R.D.D.--Floating Rate (Daily) Demand Note
(b).
    F.S.A.--Financial Security Assurance.
    G.N.M.A.--Government National Mortgage
Association.
    M.B.I.A.--Municipal Bond Insurance
Association.
(b) For purposes of amortized cost valuation, the
maturity date of Floating Rate
    Demand Notes is considered to be the later of
the next date on which the
    security can be redeemed at par, or the next
date on which the rate of
    interest is adjusted.
(c) Inverse floating rate bond. The coupon is
inversely indexed to a floating
    interest rate. The rate shown is the rate at
year-end.
(d) Standard & Poor's Rating.
(e) Represents when-issued or extended settlement
security.
(f) Prerefunded issues are secured by escrowed
cash and/or direct U.S.
guaranteed obligations.
(g) Pledged as collateral for financial futures
contracts, when-issued or
extended settlement security.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional
Information contains a description of
Moody's and Standard & Poor's ratings.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     5

PRUDENTIAL MUNICIPAL SERIES FUND
Statement of Assets and Liabilities
(Unaudited)                                NORTH
CAROLINA SERIES
--------------------------------------------------
------------------------------

Assets
February 28, 1998
Investments, at value (cost
$49,291,424)......................................
 ...........................      $    53,188,823
Cash..............................................
 ..................................................
 .....               42,764
Interest
receivable........................................
 ..............................................
754,251
Receivable for investments
sold..............................................
 ............................               25,000
Receivable for Series shares
sold..............................................
 ..........................                7,881
Due from broker - variation
margin............................................
 ...........................                4,875
Other
assets............................................
 .................................................
1,211

-----------------
   Total
assets............................................
 ..............................................
54,024,805

-----------------
Liabilities
Payable for investments
purchased.........................................
 ...............................
475,019
Payable for Series shares
reaquired.........................................
 .............................              118,499
Accrued
expenses..........................................
 ...............................................
106,287
Dividends
payable...........................................
 .............................................
24,948
Management fee
payable...........................................
 ........................................
20,598
Distribution fee
payable...........................................
 ......................................
11,472
Deferred trustee's
fee...............................................
 ....................................
3,779

-----------------
   Total
liabilities.......................................
 ..............................................
760,602

-----------------
Net
Assets............................................
 ..................................................
 .      $    53,264,203

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par...............................................
 ..................      $        45,984
   Paid-in capital in excess of
par...............................................
 .......................           49,207,129

-----------------

49,253,113
   Accumulated net realized gain on
investments.......................................
 ...................              110,691
   Net unrealized appreciation on
investments.......................................
 .....................            3,900,399

-----------------
Net assets, February 28,
1998..............................................
 ..............................      $
53,264,203

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($29,429,842 / 2,541,181 shares of
beneficial interest issued and
outstanding).....................
$11.58
   Maximum sales charge (3% of offering
price)............................................
 ...............                 .36

-----------------
   Maximum offering price to
public............................................
 ..........................               $11.94

-----------------

-----------------
Class B:
   Net asset value, offering price and redemption
price per share
      ($23,819,072 / 2,055,886 shares of
beneficial interest issued and
outstanding).....................
$11.59

-----------------

-----------------
Class C:
   Net asset value, offering price and redemption
price per share
      ($15,289 / 1,320 shares of beneficial
interest issued and
outstanding).............................
$11.59

-----------------

-----------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     6

PRUDENTIAL MUNICIPAL SERIES FUND
NORTH CAROLINA SERIES
Statement of Operations (Unaudited)
--------------------------------------------------
----------

Six Months

Ended
Net Investment Income
February 28, 1998
Income
  Interest.................................      $
1,521,179
                                              ----
-------------
Expenses
  Management fee...........................
133,757
  Distribution fee--Class A................
14,666
  Distribution fee--Class B................
60,321
  Distribution fee--Class C................
156
  Custodian's fees and expenses............
28,000
  Transfer agent's fees and expenses.......
12,000
  Registration fees........................
10,000
  Reports to shareholders..................
5,000
  Audit fee................................
5,000
  Legal fees and expenses..................
2,000
  Trustees' fees and expenses..............
2,000
  Miscellaneous............................
574
                                              ----
-------------
     Total expenses........................
273,474
Less: Custodian fee credit.................
(512)
                                              ----
-------------
  Net expenses.............................
272,962
                                              ----
-------------
Net investment income......................
1,248,217
                                              ----
-------------
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
  Investment transactions..................
440,367
  Financial futures transactions...........
(75,297)
                                              ----
-------------

365,070
                                              ----
-------------
Net change in unrealized appreciation on:
  Investments..............................
1,041,135
  Financial futures contracts..............
3,000
                                              ----
-------------

1,044,135
                                              ----
-------------
Net gain on investments....................
1,409,205
                                              ----
-------------
Net Increase in Net Assets
Resulting from Operations..................      $
2,657,422
                                              ----
-------------
                                              ----
-------------

PRUDENTIAL MUNICIPAL SERIES FUND
NORTH CAROLINA SERIES
Statement of Changes in Net Assets (Unaudited)
--------------------------------------------------
----------

                                    Six Months
                                       Ended
Year Ended
Increase (Decrease)                February 28,
August 31,
in Net Assets                          1998
1997
Operations
  Net investment income........     $ 1,248,217
$ 2,656,775
  Net realized gain (loss) on
     investment transactions...         365,070
(242,579)
  Net change in unrealized
     appreciation of
     investments...............       1,044,135
2,214,384
                                 -----------------
-----------
  Net increase in net assets
     resulting from
     operations................       2,657,422
4,628,580
                                 -----------------
-----------
Dividends and distributions
  (Note 1):
  Dividends from net investment income
     Class A...................        (710,746)
(1,416,471)
     Class B...................        (536,604)
(1,237,447)
     Class C...................            (867)
(2,857)
                                 -----------------
-----------
                                     (1,248,217)
(2,656,775)
                                 -----------------
-----------
  Dividends in excess of net
     investment income
     Class A...................          (3,350)
--
     Class B...................          (2,696)
--
     Class C...................              (2)
--
                                 -----------------
-----------
                                         (6,048)
--
                                 -----------------
-----------
  Distributions from net
     realized gains
     Class A...................              --
(415,499)
     Class B...................              --
(402,215)
     Class C...................              --
(1,043)
                                 -----------------
-----------
                                             --
(818,757)
                                 -----------------
-----------
Series share transactions (net
  of share conversions) (Note
  5):
  Net proceeds from shares
     sold......................         674,614
1,147,633
  Net asset value of shares
     issued in reinvestment of
     dividends and
     distributions.............         630,301
1,824,425
  Cost of shares reacquired....      (3,807,904)
(8,951,218)
                                 -----------------
-----------
  Net decrease in net assets
     from Series share
     transactions..............      (2,502,989)
(5,979,160)
                                 -----------------
-----------
Total decrease.................      (1,099,832)
(4,826,112)
Net Assets
Beginning of period............      54,364,035
59,190,147
                                 -----------------
-----------
End of period..................     $53,264,203
$54,364,035
                                 -----------------
-----------
                                 -----------------
-----------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     7

PRUDENTIAL MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                              NORTH
CAROLINA SERIES
--------------------------------------------------
------------------------------
Prudential Municipal Series Fund (the 'Fund') is
registered under the Investment
Company Act of 1940, as an open-end investment
company. The Fund was organized
as a Massachusetts business trust on May 18, 1984
and consists of thirteen
series. The monies of each series are invested in
separate, independently
managed portfolios. The North Carolina Series (the
'Series') commenced
investment operations in February 1985. The Series
is diversified and its
investment objective is to maximize current income
that is exempt from North
Carolina State and federal taxes consistent with
the preservation of capital
and, in conjunction therewith, the Series may
invest in debt securities with the
potential for capital gain. The Series seeks to
achieve this objective by
investing primarily in North Carolina State,
municipal and local government
obligations and obligations of other qualifying
issuers. The ability of the
issuers of the securities held by the Series to
meet their obligations may be
affected by economic or political developments in
a specific state, industry or
region.
--------------------------------------------------
----------
Note 1. Accounting Policies
The following is a summary of significant
accounting policies followed by the
Fund, and the Series, in the preparation of its
financial statements.
Securities Valuations: The Fund values municipal
securities (including
commitments to purchase such securities on a 'when-
issued' basis) on the basis
of prices provided by a pricing service which uses
information with respect to
transactions in bonds, quotations from bond
dealers, market transactions in
comparable securities and various relationships
between securities in
determining values. If market quotations are not
readily available from such
pricing service, a security is valued at its fair
value as determined under
procedures established by the Trustees.
Short-term securities which mature in more than 60
days are valued at current
market quotations. Short-term securities which
mature in 60 days or less are
valued at amortized cost which approximates market
value.
All securities are valued as of 4:15 p.m., New
York time.
Financial Futures Contracts: A financial futures
contract is an agreement to
purchase (long) or sell (short) an agreed amount
of securities at a set price
for delivery on a future date. Upon entering into
a financial futures contract,
the Fund is required to pledge to the broker an
amount of cash and/or other
assets equal to a certain percentage of the
contract amount. This amount is
known as the 'initial margin.' Subsequent
payments, known as 'variation margin,'
are made or received by the Fund each day,
depending on the daily fluctuation in
the value of the underlying security. Such
variation margin is recorded for
financial statement purposes on a daily basis as
unrealized gain or loss. When
the contract expires or is closed, the gain or
loss is realized and is presented
in the statement of operations as net realized
gain (loss) on financial futures
contracts.
The Series invests in financial futures contracts
in order to hedge its existing
portfolio securities, or securities the Series
intends to purchase, against
fluctuations in value caused by changes in
prevailing interest rates. Should
interest rates move unexpectedly, the Series may
not achieve the anticipated
benefits of the financial futures contracts and
may realize a loss. The use of
futures transactions involves the risk of
imperfect correlation in movements in
the price of futures contracts, interest rates and
the underlying hedged assets.
Options: The Series may either purchase or write
options in order to hedge
against adverse market movements or fluctuations
in value caused by changes in
prevailing interest rates with respect to
securities which the Series currently
owns or intends to purchase. When the Series
purchases an option, it pays a
premium and an amount equal to that premium is
recorded as an investment. When
the Series writes an option, it receives a premium
and an amount equal to that
premium is recorded as a liability. The investment
or liability is adjusted
daily to reflect the current market value of the
option. If an option expires
unexercised, the Series realizes a gain or loss to
the extent of the premium
received or paid. If an option is exercised, the
premium received or paid is an
adjustment to the proceeds from the sale or the
cost basis of the purchase in
determining whether the Series has realized a gain
or loss. The difference
between the premium and the amount received or
paid on effecting a closing
purchase or sale transaction is also treated as a
realized gain or loss. Gain or
loss on purchased options is included in net
realized gain (loss) on investment
transactions. Gain or loss on written options is
presented separately as net
realized gain (loss) on written option
transactions. There were no written
options outstanding at February 28, 1998.
The Series, as writer of an option, has no control
over whether the underlying
securities may be sold (called) or purchased
(put). As a result, the Series
bears the market risk of an unfavorable change in
the price of the security
underlying the written option. The Series, as
purchaser of an option, bears the
risk of the potential inability of the
counterparties to meet the terms of their
contracts.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and
losses on sales of securities are
calculated on the identified cost basis. Interest
income is recorded on the
accrual basis. The Series amortizes premiums and
accretes original issue
discount on portfolio securities as adjustments to
interest
--------------------------------------------------
------------------------------

PRUDENTIAL MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                                  NORTH
CAROLINA SERIES
--------------------------------------------------
------------------------------
income. Expenses are recorded on the accrual basis
which may require the use of
certain estimates by management.
Federal Income Taxes: For federal income tax
purposes, each series in the Fund
is treated as a separate taxpaying entity. It is
the intent of the Series to
continue to meet the requirements of the Internal
Revenue Code applicable to
regulated investment companies and to distribute
all of its net income to
shareholders. For this reason no federal income
tax provision is required.
Dividends and Distributions: The Series declares
daily dividends from net
investment income. Payment of dividends is made
monthly. Distributions of net
capital gains, if any, are made annually.
Income distributions and capital gain
distributions are determined in accordance
with income tax regulations which may differ from
generally accepted accounting
principles.
Custody Fee Credits: The Series has an arrangement
with its custodian bank,
whereby uninvested monies earn credits which
reduce the fees charged by the
custodian.
Reclassification of Capital Accounts: The Fund
accounts and reports for
distributions to shareholders in accordance with
the American Institute of
Certified Public Accountants, Statement of
Position 93-2: Determination,
Disclosure, and Financial Statement Presentation
of Income; Capital Gain, and
Return of Capital Distributions by Investment
Companies. The effect of applying
this statement was to increase undistributed net
investment income by $6,048 and
decrease accumulated net realized gain on
investments by $6,048 due to the sale
of securities purchased with market discount. Net
investment income, net
realized gains and net assets were not affected by
this change.
--------------------------------------------------
----------
Note 2. Agreements
The Fund has a management agreement with
Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the
subadviser's performance of such
services. PIFM has entered into a subadvisory
agreement with The Prudential
Investment Corporation ('PIC'); PIC furnishes
investment advisory services in
connection with the management of the Fund. PIFM
pays for the cost of the
subadviser's services, the compensation of
officers and employees of the Fund,
occupancy and certain clerical and bookkeeping
costs of the Fund. The Fund bears
all other costs and expenses.
The management fee paid PIFM is computed daily and
payable monthly, at an annual
rate of .50 of 1% of the average daily net assets
of the Series.
The Fund has a distribution agreement with
Prudential Securities Incorporated
('PSI'), which acts as the distributor of the
Class A, Class B and Class C
shares of the Fund. The Fund compensates PSI for
distributing and servicing the
Fund's Class A, Class B and Class C shares,
pursuant to plans of distribution
(the 'Class A, B and C Plans'), regardless of
expenses actually incurred by PSI.
The distribution fees are accrued daily and
payable monthly.
Pursuant to the Class A, B and C Plans, the Fund
compensates PSI for
distribution-related activities at an annual rate
of up to .30 of 1%, .50 of 1%
and 1% of the average daily net assets of the
Class A, B and C shares,
respectively. Such expenses under the Plans were
 .10 of 1%, .50 of 1% and .75 of
1% of the average daily net assets of the Class A,
B and C shares, respectively,
for the six months ended February 28, 1998.
PSI has advised the Series that it has received
approximately $1,100 in
front-end sales charges resulting from sales of
Class A shares during the six
months ended February 28, 1998. From these fees,
PSI paid such sales charges to
affiliated broker-dealers, which in turn paid
commissions to salespersons and
incurred other distribution costs.
PSI has advised the Series that during the six
months ended February 28, 1998,
it received approximately $9,700 in contingent
deferred sales charges imposed
upon certain redemptions by Class B shareholders.
PSI, PIFM and PIC are indirect, wholly owned
subsidiaries of The Prudential
Insurance Company of America.
The Series, along with other affiliated registered
investment companies (the
'Funds'), entered into a credit agreement (the
'Agreement') with an unaffiliated
lender. The maximum commitment under the Agreement
is $200,000,000. Interest on
any such borrowings outstanding will be at market
rates. The purpose of the
Agreement is to serve as an alternative source of
funding for capital share
redemptions. The Series did not borrow any amounts
pursuant to the Agreement
during the six months ended February 28, 1998. The
Funds pay a commitment fee at
an annual rate of .055 of 1% on the unused portion
of the credit facility. The
commitment fee is accrued and paid quarterly on a
pro rata basis by the Funds.
The Agreement expired on December 30, 1997 and has
been extended through
December 29, 1998 under the same terms.
--------------------------------------------------
------------------------------

PRUDENTIAL MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)
NORTH CAROLINA SERIES
--------------------------------------------------
------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a
wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the
six months ended February 28,
1998, the Series incurred fees of approximately
$11,600 for the services of
PMFS. As of February 28, 1998, approximately
$1,900 of such fees were due to
PMFS. Transfer agent fees and expenses in the
Statement of Operations include
certain out-of-pocket expenses paid to
nonaffiliates.
--------------------------------------------------
----------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the six months ended February 28, 1998 were $9,229,588 and
$11,488,283, respectively.
The cost basis of investments for federal income tax purposes at February 28,
1998, was substantially the same as for financial reporting purposes and accordingly, net unrealized appreciation of investments for federal income tax purposes was $3,897,399 (gross unrealized appreciation--$3,912,417; gross unrealized depreciation--$15,018).
For federal income tax purposes, the Series has a capital loss carryforward as of August 31, 1997 of approximately $17,500 which will expire in 2005.
Accordingly, no capital gains distribution is expected to be paid to shareholders until future net gains have been realized in excess of such carryforward.
The Series elected to treat net capital losses of approximately $104,300 incurred in the fiscal year ended August 31, 1997 as having incurred in the current fiscal year ended August 31, 1998.
During the six months ended February 28, 1998, the Series entered into financial futures contracts. Details of open contracts at February 28, 1998 are as follows:

Value at        Value at        Unrealized
 Number of                    Expiration
February 28,       Trade        Appreciation/
 Contracts         Type          Date
1998            Date        (Depreciation)
------------    ----------    ----------    ------
------     ----------     --------------
Long Position:
                Muni Bond
12              Index         June 1998
$1,445,625      $1,459,500        $(13,875)
Short Positions:
                Muni Bond
12              Index         June 1998
1,456,875       1,456,875              --
                Muni Bond
12              Index         June 1998
1,462,875       1,479,750          16,875

-------

$  3,000

-------

-------

Note 5. Capital
The Series offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year.
Class B shares will
automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.
The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.
Transactions in shares of beneficial interest for the six months ended February
28, 1998 and the fiscal year ended August 31, 1997, were as follows:

Class A                                 Shares
Amount
------------------------------------  ----------
------------
Six months ended February 28, 1998:
Shares sold.........................      11,534
$    131,709
Shares issued in reinvestment of
  dividends and distributions.......      31,178
357,648
Shares reacquired...................    (188,147)
(2,153,323)
                                      ----------
------------
Net decrease in shares outstanding
  before conversion.................    (145,435)
(1,663,966)
Shares issued upon conversion from
  Class B...........................      85,524
975,495
                                      ----------
------------
Net decrease in shares
  outstanding.......................     (59,911)
$   (688,471)
                                      ----------
------------
                                      ----------
------------
Year ended August 31, 1997:
Shares sold.........................      25,285
$    280,617
Shares issued in reinvestment of
  dividends and distributions.......      85,714
955,648
Shares reacquired...................    (401,703)
(4,475,363)
                                      ----------
------------
Net decrease in shares outstanding
  before conversion.................    (290,704)
(3,239,098)
Shares issued upon conversion from
  Class B...........................     351,056
3,922,799
                                      ----------
------------
Net increase in shares
  outstanding.......................      60,352
$    683,701
                                      ----------
------------
                                      ----------
------------

--------------------------------------------------
------------------------------

PRUDENTIAL MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                              NORTH
CAROLINA SERIES
--------------------------------------------------
------------------------------

Class B                                 Shares
Amount
------------------------------------  ----------
------------
Six months ended February 28, 1998:
Shares sold.........................      47,323
$    542,605
Shares issued in reinvestment of
  dividends and distributions.......      23,713
272,134
Shares reacquired...................    (140,129)
(1,606,212)
                                      ----------
------------
Net decrease in shares outstanding
  before conversion.................     (69,093)
(791,473)
Shares reacquired upon conversion
  into Class A......................     (85,488)
(975,495)
                                      ----------
------------
Net decrease in shares
  outstanding.......................    (154,581)
$ (1,766,968)
                                      ----------
------------
                                      ----------
------------
Class B
------------------------------------
Year ended August 31, 1997:
Shares sold.........................      77,563
$    866,566
Shares issued in reinvestment of
  dividends and distributions.......      77,680
866,195
Shares reacquired...................    (399,433)
(4,460,630)
                                      ----------
------------
Net decrease in shares outstanding
  before conversion.................    (244,190)
(2,727,869)
Shares reacquired upon conversion
  into Class A......................    (350,818)
(3,922,799)
                                      ----------
------------
Net decrease in shares
  outstanding.......................    (595,008)
$ (6,650,668)
                                      ----------
------------
                                      ----------
------------
Class C
------------------------------------
Six months ended February 28, 1998:
Shares sold.........................          26
$        300
Shares issued in reinvestment of
  dividends
  and distributions.................          46
519
Shares reacquired...................      (4,208)
(48,369)
                                      ----------
------------
Net decrease in shares
  outstanding.......................      (4,136)
$    (47,550)
                                      ----------
------------
                                      ----------
------------
Year ended August 31, 1997:
Shares sold.........................          40
$        450
Shares issued in reinvestment of
  dividends and distributions.......         232
2,582
Shares reaquired....................      (1,372)
(15,225)
                                      ----------
------------
Net decrease in shares
  outstanding.......................      (1,100)
$    (12,193)
                                      ----------
------------
                                      ----------
------------

--------------------------------------------------
------------------------------

PRUDENTIAL MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)         NORTH
CAROLINA SERIES
--------------------------------------------------
------------------------------

Class A

--------------------------------------------------
--------------------

Six Months

Ended                         Year Ended August
31,

February 28,     ---------------------------------
--------------------

1998          1997        1996        1995
1994       1993

------------     -------     -------     -------
------     ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........
$  11.28       $ 11.06     $ 11.19     $ 11.06
$12.04     $11.37

------       -------     -------     -------     -
-----     ------
Income from investment operations
Net investment income.........................
 .28           .54(a)      .53(a)      .60(a)
 .61        .65
Net realized and unrealized gain (loss) on
   investment transactions....................
 .30           .38        (.01)        .13
(.76)       .67

------       -------     -------     -------     -
-----     ------
   Total from investment operations...........
 .58           .92         .52         .73
(.15)      1.32

------       -------     -------     -------     -
-----     ------
Less distributions
Dividends from net investment income..........
(.28)         (.54)       (.53)       (.60)
(.61)      (.65)
Distributions from net realized gains.........
--          (.16)       (.12)         --
(.22)        --

------       -------     -------     -------     -
-----     ------
   Total distributions........................
(.28)         (.70)       (.65)       (.60)
(.83)      (.65)

------       -------     -------     -------     -
-----     ------
Net asset value, end of period................
$  11.58       $ 11.28     $ 11.06     $ 11.19
$11.06     $12.04

------       -------     -------     -------     -
-----     ------

------       -------     -------     -------     -
-----     ------
TOTAL RETURN(b):..............................
5.20%         8.58%       4.70%       6.86%
(1.35)%    11.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............
$ 29,430       $29,350     $28,089     $26,519
$2,256     $1,777
Average net assets (000)......................
$ 29,576       $29,055     $27,628     $15,244
$2,067     $1,316
Ratios to average net assets:
   Expenses, including distribution fees......
 .84%(c)       .93%(a)    1.03%(a)     .98%(a)
 .88%       .87%
   Expenses, excluding distribution fees......
 .74%(c)       .83%(a)     .93%(a)     .88%(a)
 .78%       .77%
   Net investment income......................
4.85%(c)      4.87%(a)    4.78%(a)    5.25%(a)
5.31%      5.55%
For Class A, B and C shares:
   Portfolio turnover rate....................
17%           35%         23%         28%
17%        38%

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(c) Annualized.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     12

PRUDENTIAL MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)             NORTH
CAROLINA SERIES
--------------------------------------------------
------------------------------

Class B

--------------------------------------------------
----------------------

Six Months

Ended                          Year Ended August
31,

February 28,     ---------------------------------
----------------------

1998          1997        1996        1995
1994        1993

------------     -------     -------     -------
-------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........
$  11.29       $ 11.06     $ 11.19     $ 11.06
$ 12.05     $ 11.37

------       -------     -------     -------     -
------     -------
Income from investment operations
Net investment income.........................
 .26           .50(a)      .49(a)      .55(a)
 .56         .60
Net realized and unrealized gain (loss) on
   investment transactions....................
 .30           .39        (.01)        .13
(.77)        .68

------       -------     -------     -------     -
------     -------
   Total from investment operations...........
 .56           .89         .48         .68
(.21)       1.28

------       -------     -------     -------     -
------     -------
Less distributions
Dividends from net investment income..........
(.26)         (.50)       (.49)       (.55)
(.56)       (.60)
Distributions from net realized gains.........
--          (.16)       (.12)         --
(.22)         --

------       -------     -------     -------     -
------     -------
   Total distributions........................
(.26)         (.66)       (.61)       (.55)
(.78)       (.60)

------       -------     -------     -------     -
------     -------
Net asset value, end of period................
$  11.59       $ 11.29     $ 11.06     $ 11.19
$ 11.06     $ 12.05

------       -------     -------     -------     -
------     -------

------       -------     -------     -------     -
------     -------
TOTAL RETURN(b):..............................
4.99%         8.25%       4.28%       6.44%
(1.82)%     11.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............
$ 23,819       $524,952    $31,029     $40,119
$69,448     $75,515
Average net assets (000)......................
$ 24,328       $27,703     $35,605     $51,963
$73,606     $67,997
Ratios to average net assets:
   Expenses, including distribution fees......
1.24%(c)      1.33%(a)    1.43%(a)    1.34%(a)
1.28%       1.27%
   Expenses, excluding distribution fees......
 .74%(c)       .83%(a)     .93%(a)     .84%(a)
 .78%        .77%
   Net investment income......................
4.45%(c)      4.47%(a)    4.37%(a)    5.10%(a)
4.89%       5.18%

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(c) Annualized.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     13

PRUDENTIAL MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)          NORTH
CAROLINA SERIES
--------------------------------------------------
------------------------------

Class C

--------------------------------------------------
----------

August 1,

Six Months
1994(d)

Ended            Year Ended August 31,
through

February 28,     ----------------------------
August 31,

1998          1997       1996       1995
1994

------------     ------     ------     ------
----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........
$  11.29       $11.06     $11.19     $11.06
$11.09

------       ------     ------     ------        -
----
Income from investment operations
Net investment income.........................
 .24          .47(a)     .46(a)     .52(a)
 .04
Net realized and unrealized gain (loss) on
   investment transactions....................
 .30          .39       (.01)       .13
(.03)

------       ------     ------     ------        -
----
   Total from investment operations...........
 .54          .86        .45        .65
 .01

------       ------     ------     ------        -
----
Less distributions
Dividends from net investment income..........
(.24)        (.47)      (.46)      (.52)
(.04)
Distributions from net realized gains.........
(.16)      (.12)        --           --

------       ------     ------     ------        -
----
   Total distributions........................
(.24)        (.63)      (.58)      (.52)
(.04)

------       ------     ------     ------        -
----
Net asset value, end of period................
$  11.59       $11.29     $11.06     $11.19
$11.06

------       ------     ------     ------        -
----

------       ------     ------     ------        -
----
TOTAL RETURN(b):..............................
4.85%        7.98%      4.03%      6.17%
 .02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............
$     15       $   62     $   72     $   53
$   10
Average net assets (000)......................
$     42       $   68     $   69     $   32
$    5
Ratios to average net assets:
   Expenses, including distribution fees......
1.49%(c)     1.58%(a)   1.68%(a)   1.63%(a)
1.67%(c)
   Expenses, excluding distribution fees......
 .74%(c)      .83%(a)    .93%(a)    .88%(a)
 .92%(c)
   Net investment income......................
4.16%(c)     4.22%(a)   4.14%(a)   4.59%(a)
5.06%(c)

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(c) Annualized.
(d) Commencement of offering of Class C shares.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     14

!!!!!!!!!!!!!!

Getting The Most From Your Prudential Mutual Fund.

When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; But Is This Risk
Worth It?

Your financial advisor or registered
representative can help
you match the reward you seek with the risk you can tolerate.
And risk can be difficult to gauge --sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction -- there are times when a market sector or asset class will lose value or provide little in the way of total return.
Managing your
own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With The Joneses.

A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally.
Your financial advisor or registered
representative will
review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance -- not just based on the current investment fad.

Buy Low, Sell High.

Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Getting The Most From Your Prudential Mutual Fund.

How many times have you read these letters -- or other financial materials -- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem.
We'd like to
help. So we'll use this space from time to time to explain some of the words you might have read, but not understood.
And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: One 1/100th of 1%. For example, one half of one percentage point is 50 basis points.

Call Option: A contract giving the holder a right to buy stocks or bonds at a predetermined price (called the strike price) before a predetermined expiration date. A buyer of a call option generally expects to benefit from a rise in the price of the stock or bond.

Capital Gain/Capital Loss: The difference between the cost of a capital asset (for example, a stock, bond or mutual fund share) and its selling price. Under current law the federal income tax rate for individuals on a long-term capital gain is up to 28%.

Collateralized Mortgage Obligations (CMOs): Pools of mortgage-backed securities sliced in maturity ranges that bear differing interest rates. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from another security. The rate of return of these financial products rises and falls -- sometimes very suddenly -- in response to changes in some specific interest rate, currency, stock or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve on loans to banks and other depository institutions.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to deliver a specific amount of a commodity or financial instrument at a set price at a stipulated time in the future.

Leverage: The use of borrowed assets to enhance return on equity. The expectation is that the interest rate charged will be lower than the return on the investment.
While leverage
can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or mutual fund) can be bought or sold (converted into cash) in
the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; most
often used
to describe the difference   between prices bid
and asked
for a security.

Yankee Bond: A bond denominated in U.S. dollars but sold by a foreign company or government in the U.S.
market.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Mendel A. Melzer, CFA
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28,
1998 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

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